Revenues from Contracts with Customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Revenues from Contracts with Customers
Revenue	$ 668,637	$ 618,344	$ 525,229
Net pool allocation	$ (4,264)	17,818	7,254
Number of categories for allocation of revenue from time charters | item	2
Fixed rate time charters
Revenues from Contracts with Customers
Revenue	$ 558,266	515,324	485,961
Variable rate time charters
Revenues from Contracts with Customers
Revenue	64,334
Cool Pool Services
Revenues from Contracts with Customers
Revenue	45,253	102,253	38,046
Vessel Management Services
Revenues from Contracts with Customers
Revenue	$ 784	$ 767	$ 1,222